Shareholders' capital - Stock Option Activity (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of awards
Beginning balance, Shares	3,750,727	2,487,105
Granted, Shares	816,402	1,263,622
Ending balance, Shares	4,567,129	3,750,727	2,487,105
Exercisable, Shares	2,466,008
Weighted average exercise price
Beginning balance (CAD per share)	5.25	4.76
Granted (CAD per share)	7.72	6.24
Ending balance (CAD per share)	5.70	5.25	4.76
Exercisable (CAD per share)	4.90
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	5 years 5 months 12 days	6 years 0 months 26 days	6 years 11 months 16 days
Granted, Weighted average remaining contractual term	8 years	8 years
Exercisable , Weighted average remaining contractual term	4 years 11 months 16 days
Beginning balance, aggregate intrinsic value	5,939	4,134
Granted, aggregate intrinsic value	0	0
Ending balance, aggregate intrinsic value	7,814	5,939	4,134
Exercisable , aggregate intrinsic value	6,018